ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
ENTITY-WIDE DISCLOSURE

NOTE 14 - ENTITY-WIDE DISCLOSURE:

a.Revenue

1)Net sales by geographic area were as follows:

	Year ended December 31
	2020	2019	2018

United States	149,488	124,199	81,063
Other	56,619	32,162	19,099
Total sales:	206,107	156,361	100,162

2)Net sales based on products' technology were as follows:

	Year ended December 31
	2020	2019	2018
	%	%	%
Minimal-Invasive	62	79	86
Hands-Free	32	9	-
Non-Invasive	6	12	14
	100	100	100

3)The changes in contract liabilities are as follows:

	Year ended December 31
	2020	2019

Balance as of January 1	19,400	9,737
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period	10,043	15,428
Revenue recognized that was included in the contract liability balance at the beginning of the period	(15,555)	(5,765)
Balance as of December 31	13,888	19,400
Contract liability presented in non-current liabilities (1)	1,988	3,813
Contract liability presented in current liabilities	11,900	15,587

(1)	As of December 31, 2020, noncurrent deferred revenue is estimated to be recognized as following: 83% in year 2022 and the rest in year 2023-2024.

F - 41

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 14 - ENTITY-WIDE DISCLOSURE (continued):

b.Long-Lived Assets

	December 31
	2020	2019

Israel	916	820
United States	52	102
Other	14	13
	982	935